Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	918,479,879.67	38,084
Yield Supplement Overcollateralization Amount 02/28/25	69,547,721.80	0
Receivables Balance 02/28/25	988,027,601.47	38,084
Principal Payments	39,347,739.21	828
Defaulted Receivables	1,356,529.93	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	65,902,809.62	0
Pool Balance at 03/31/25	881,420,522.71	37,206

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.17%
Prepayment ABS Speed	1.95%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,080,184.86	308
Past Due 61-90 days	2,070,455.09	71
Past Due 91-120 days	738,354.42	22
Past Due 121+ days	0.00	0
Total	11,888,994.37	401

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	869,003.21
Aggregate Net Losses/(Gains) - March 2025	487,526.72
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.59%
Prior Net Losses/(Gains) Ratio	0.49%
Second Prior Net Losses/(Gains) Ratio	0.60%
Third Prior Net Losses/(Gains) Ratio	1.29%
Four Month Average	0.74%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	7,932,784.70
Actual Overcollateralization	7,932,784.70
Weighted Average Contract Rate	6.72%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	55.18

Flow of Funds	$ Amount
Collections	45,430,209.47
Investment Earnings on Cash Accounts	15,864.96
Servicing Fee	(823,356.33)
Transfer to Collection Account	-
Available Funds	44,622,718.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,250,994.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	10,633,038.04
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,932,784.70
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,431,159.33

Total Distributions of Available Funds	44,622,718.10

Servicing Fee	823,356.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	910,213,560.75
Principal Paid	36,725,822.74
Note Balance @ 04/15/25	873,487,738.01

Class A-1
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2a
Note Balance @ 03/17/25	167,881,356.54
Principal Paid	15,762,155.68
Note Balance @ 04/15/25	152,119,200.86
Note Factor @ 04/15/25	76.0596004%

Class A-2b
Note Balance @ 03/17/25	223,282,204.21
Principal Paid	20,963,667.06
Note Balance @ 04/15/25	202,318,537.15
Note Factor @ 04/15/25	76.0596004%

Class A-3
Note Balance @ 03/17/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	403,000,000.00
Note Factor @ 04/15/25	100.0000000%

Class A-4
Note Balance @ 03/17/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	61,570,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	36,320,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	18,160,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,465,736.03
Total Principal Paid	36,725,822.74
Total Paid	40,191,558.77

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	668,727.40
Principal Paid	15,762,155.68
Total Paid to A-2a Holders	16,430,883.08

Class A-2b
SOFR Rate	4.34867%
Coupon	4.81867%
Interest Paid	866,715.96
Principal Paid	20,963,667.06
Total Paid to A-2b Holders	21,830,383.02

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8629433
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.3381296
Total Distribution Amount	33.2010729

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.3436370
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	78.8107784
Total A-2a Distribution Amount	82.1544154

A-2b Interest Distribution Amount	3.2583307
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	78.8107784
Total A-2b Distribution Amount	82.0691091

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	289.52
Noteholders' Third Priority Principal Distributable Amount	494.48
Noteholders' Principal Distributable Amount	216.00

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	3,026,385.22
Investment Earnings	10,926.38
Investment Earnings Paid	(10,926.38)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22